John Hancock Funds II

Lifecycle Portfolios

Supplement dated November 21, 2007

to the Class A, B and C Shares Prospectus

Dated December 31, 2006

The following information is being added to the fifth footnote under the “Your Expenses” section:

If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets.

John Hancock Funds II

Absolute Return Portfolio

Supplement dated November 21, 2007

to the Class A, B and C Shares Prospectus

Dated December 31, 2006

The following information is being added to the fifth footnote under the “Your Expenses” section:

If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets.

John Hancock Funds II

Lifecycle Portfolios

Supplement dated November 21, 2007

to the Class R, R1, R2, R3, R4, R5, Class I and Class 1 Shares Prospectuses

Dated December 31, 2006

The following information is being added to the second footnote under the “Your Expenses” section:

If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets.

John Hancock Funds II

Absolute Return Portfolio

Supplement dated November 21, 2007

to the Class R3, R4, R5, and Class 1 Shares Prospectuses

Dated December 31, 2006

The following information is being added to the second footnote under the “Your Expenses” section:

If the Portfolio invests in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of John Hancock Funds II or a fund of John Hancock Funds III, the Adviser intends to waive its advisory fee or reimburse the Portfolio in an amount such that, with respect to such Other Assets, the sum of (i) the advisory fee paid by the Portfolio to the Adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the Adviser or its affiliate, does not exceed an annual rate of 0.50%. This fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Portfolio and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets.